Tax - Effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	19.00%	20.00%		20.00%
Profit before tax from continuing operations	£ 2,708	£ 2,184	[1]	£ 2,329	[2]
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2017: 20%; 2016: 20%)	515	437		465
Effect of:
Adjustments in respect of prior years	(14)	(67)		1
Expenses not deductible for tax purposes	21	442		114
Non-taxable income	(47)	(425)		(112)
Adjustment in respect of foreign tax rates	157	104		129
Other	1	(23)		(8)
Tax expense (income), continuing operations	£ (884)	£ 374	[1]	£ 427	[2]
Effective tax rate – continuing operations	(32.60%)	17.10%		18.30%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 2,650	£ 2,807	[1]	£ 2,417	[2]
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2017: 20%; 2016: 20%)	503	561		483
Effect of:
Adjustments in respect of prior years	(22)	(67)		2
Expenses not deductible for tax purposes	20	35		25
Non-taxable income	(16)	(24)		(25)
Adjustment in respect of foreign tax rates	153	180		124
Other	(42)	(19)		(5)
Tax expense (income), continuing operations	£ 589	£ 666	[1]	£ 604	[2]
Effective tax rate – continuing operations	22.20%	23.70%		25.00%
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 58	£ (623)	[1]	£ (88)	[2]
Effect of:
Tax expense (income), continuing operations	(1,473)	(292)	[1]	(177)	[2]
UK
Effect of:
Deferred tax impact of change in tax rate	(7)	(94)		(162)
Tax expense (income), continuing operations	250	151
UK | Before exceptional items and remeasurements
Effect of:
Deferred tax impact of change in tax rate	(7)	0		0
US
Effect of:
Deferred tax impact of change in tax rate	(1,510)	0		0
US | Before exceptional items and remeasurements
Effect of:
Deferred tax impact of change in tax rate	£ 0	£ 0		£ 0

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).